INVESTMENTS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Marketable securities, beginning	$ 184	$ 13,386
Additions	2,479	110
Disposals	(2,322)	(10,438)
Gain recorded in other comprehensive income/loss	(78)	(1,227)
Gain (loss) recorded in net loss		(1,647)
Marketable securities, ending balance	263	184
Marketable Securities (FVTOCI)
Statement [Line Items]
Marketable securities, beginning	184	4,986
Additions	2,479	110
Disposals	(2,322)	(3,685)
Gain recorded in other comprehensive income/loss	(78)	(1,227)
Gain (loss) recorded in net loss		0
Marketable securities, ending balance	$ 263	184
Marketable Securities (FVTPL)
Statement [Line Items]
Marketable securities, beginning		8,400
Additions		0
Disposals		(6,753)
Gain recorded in other comprehensive income/loss		0
Gain (loss) recorded in net loss		(1,647)
Marketable securities, ending balance		$ 0